UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23133

NorthStar Real Estate Capital Income Fund-T

(Exact name of registrant as specified in charter)

399 Park Avenue, 18th Floor
New York, NY	10022
(Address of principal executive offices)	(Zip code)

Daniel R. Gilbert

Chief Executive Officer and President

NorthStar Real Estate Capital Income Fund-T

399 Park Avenue, 18th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 547-2600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

NorthStar Real Estate Capital Income Fund-T (the “Company” or the “Registrant”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, intends to invest substantially all of its assets in NorthStar Real Estate Capital Income Master Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company.

The Company’s Schedule of Investments is attached herewith.

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NorthStar Real Estate Capital Income Fund-T

Unaudited Schedule of Investments

As of March 31, 2017

Description	Fair Value
NorthStar Real Estate Capital Income Master Fund ("Fund")—91.0% (Cost $100,000)	$90,424
OTHER ASSETS IN EXCESS OF LIABILITIES— 9.0%	8,980
NET ASSETS—100%	$99,404

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NorthStar Real Estate Capital Income Fund-T

Notes to Unaudited Schedule of Investments

As of March 31, 2017

1.	Business and Organization

NorthStar Real Estate Capital Income Fund-T (the “Company”) was organized as a Delaware statutory trust on October 2, 2015. The Company’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. The Company intends to invest substantially all of its net assets in NorthStar Real Estate Capital Income Master Fund (the “Fund”). The Fund’s investment objective and strategies are substantially the same as the Company’s.

The Company commenced operations on May 6, 2016 when, together with NorthStar Real Estate Capital Income Fund, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and whose principal investment strategy is to invest substantially all of its assets in the Fund, the Company’s registration statement was declared effective by the Securities and Exchange Commission (the “SEC”).

The Fund’s schedule of investments, which are attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction of the Company’s Schedule of Investments. At March 31, 2017, the Company held a 5.5% ownership interest in the Fund.

2.	Basis of Presentation

The Company is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

The Company’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3.	Investment in Master Fund

The Company’s investment in the Fund is recorded at fair value and is based upon the Company’s percentage ownership of the net assets of the Fund. The performance of the Company is directly affected by the performance of the Fund. See Note 3 to the Fund’s Notes to Unaudited Schedule of Investments for the determination of fair value of the Fund’s investments.

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NorthStar Real Estate Capital Income Master Fund

Unaudited Schedule of Investments

As of March 31, 2017

Security	Rate	Maturity Date	Face Amount (a)	Amortized Cost (d)	Amortized Cost as a % of Face Amount	Fair Value
Commercial Mortgage-Backed Securities "CMBS" — 47.3%
Bank of America Commercial Mortgage Trust 2016-UB10 D	3.00%	7/15/2049	$80,000	$58,931	73.7%	$60,608
Bank of America Commercial Mortgage Trust 2017-BNK3 D	3.25%	2/15/2050	40,000	32,344	80.9%	32,803
CD Commerical Mortgage 2017-CD3 D	3.25%	2/10/2050	30,000	23,620	78.7%	24,350
Deutsche Bank Commercial Mortgage Trust 2016-C1 E	3.25%	5/10/2049	180,000	112,556	62.5%	112,332
GS Commercial Mortgage Trust 2017-GS5 D	3.51%	3/10/2050	500,000	421,916	84.4%	426,513
Wells Fargo Commercial Mortgage Trust 2017-RB1 D	3.40%	3/15/2050	150,000	126,257	84.2%	126,255
Total Commercial Mortgage-Backed Securities (Amortized Cost- $775,624)(d)						$782,861

Real Estate Investment Trust ("REIT") — 0.0%
NS Capital Income Master Fund REIT, Inc. (c) (Cost $100)(d)						$-

TOTAL INVESTMENTS — 47.3%						782,861
OTHER ASSETS AND LIABILITES- NET — 52.7%						872,308
NET ASSETS — 100.0%						$1,655,169

(a) Face amount denominated in U.S. dollars, unless otherwise noted.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyer.

(c) At March 31, 2017, the Fund owned more than 25% of the voting securities of NS Capital Income Master Fund REIT, Inc. (the “REIT Subsidiary”), thereby making the REIT Subsidiary a controlled affiliate, as defined by the 1940 Act, of the Fund. The total fair value of securities of affiliates owned by the Fund at March 31, 2017 (including investments in controlled affiliates) was $0, or 0.0% of net assets.

(d) Aggregate cost for federal income tax and book purposes is substantially the same.

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NorthStar Real Estate Capital Income Master Fund

Notes to Unaudited Schedule of Investments

As of March 31, 2017

1.	Business and Organization

NorthStar Real Estate Capital Income Master Fund (the “Fund”) was organized as a Delaware statutory trust on October 2, 2015. The Fund’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation.

2.	Basis of Presentation

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

The Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3.	Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2017:

	March 31, 2017
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
CMBS	$775,624	$782,861	100%
REIT Subsidiary	100	-	-
	$775,724	$782,861	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1 −	observable inputs such as quoted prices in active markets;

Level 2 −	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and

Level 3 −	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

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NorthStar Real Estate Capital Income Master Fund

Notes to Unaudited Schedule of Investments (continued)

As of March 31, 2017

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2017, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2017
Level 1 - Price quotations in active markets	$—
Level 2 - Significant other observable inputs	782,861
Level 3 - Significant unobservable inputs	—	*
$782,861

* The Fund held an investment in the REIT Subsidiary with zero fair value at period-end.

There were no transfers between any levels during the reporting period.

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Item 2. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND-T

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: May 12, 2017

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
Date: May 12 2017

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